PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited)
1
Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .7%
Communication Services : 3 .7%
547,665
(1)
Pinterest, Inc. - Class A
$ 14,803,385
1 .5
290,242
(1)
Trade Desk, Inc.
- Class A
22,682,412
2 .2
37,485,797
3 .7
Consumer Discretionary : 11 .2%
14,206
(1)
Chipotle Mexican Grill,
Inc.
26,022,977
2 .6
298,312  Las Vegas Sands
Corp.
13,674,622
1 .4
56,734
(1)
Lululemon Athletica,
Inc.
21,877,198
2 .2
286,192
Ross Stores, Inc.
32,325,387
3 .2
89,884
Tractor Supply Co.
18,250,946
1 .8
112,151,130
11 .2
Consumer Staples : 5 .4%
56,306
(1)
Celsius Holdings, Inc.
9,662,110
1 .0
157,783  Church & Dwight Co.,
Inc.
14,457,656
1 .5
65,008  Constellation Brands,
Inc. - Class A
16,338,461
1 .6
399,214
(1)
Hostess Brands, Inc.
13,297,818
1 .3
53,756,045
5 .4
Energy : 4 .0%
64,800
Cheniere Energy, Inc.
10,754,208
1 .1
164,853
Halliburton Co.
6,676,547
0 .6
149,421
Hess Corp.
22,861,413
2 .3
40,292,168
4 .0
Financials : 9 .8%
314,485  Apollo Global
Management, Inc.
28,228,174
2 .8
72,535  Arthur J Gallagher &
Co.
16,532,903
1 .7
122,048  LPL Financial
Holdings, Inc.
29,004,707
2 .9
304,225  Tradeweb Markets,
Inc. - Class A
24,398,845
2 .4
98,164,629
9 .8
Health Care : 19 .4%
32,654
(1)
Alnylam
Pharmaceuticals, Inc.
5,783,023
0 .6
137,623  AmerisourceBergen
Corp.
24,768,011
2 .5
537,478
(1)
Amylyx
Pharmaceuticals, Inc.
9,841,222
1 .0
92,062
(1)
Charles River
Laboratories
International, Inc.
18,042,311
1 .8
110,027
CONMED Corp.
11,096,223
1 .1
214,614
(1)
Dexcom, Inc.
20,023,486
2 .0
207,009
(1)
Inari Medical, Inc.
13,538,389
1 .3
73,526
(1)
Inspire Medical
Systems, Inc.
14,590,499
1 .4
15,426
(1)
Mettler-Toledo
International, Inc.
17,093,088
1 .7
287,266
(1)
Progyny, Inc.
9,772,789
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
66,382
(1)
Sarepta Therapeutics,
Inc.
$ 8,046,826
0 .8
240,536
(1)
Tenet Healthcare Corp.
15,848,917
1 .6
49,657
(1)
United Therapeutics
Corp.
11,216,027
1 .1
122,794  Universal Health
Services, Inc. - Class B
15,438,890
1 .5
195,099,701
19 .4
Industrials : 18 .5%
150,353
AMETEK, Inc.
22,216,159
2 .2
119,737  Booz Allen Hamilton
Holding Corp.
13,083,662
1 .3
388,615
(1)
Copart, Inc.
16,745,420
1 .7
282,268  Howmet Aerospace,
Inc.
13,054,895
1 .3
136,820
Ingersoll Rand, Inc.
8,718,170
0 .9
88,228
Quanta Services, Inc.
16,504,812
1 .6
489,822
Rollins, Inc.
18,285,055
1 .8
51,547
(1)
Saia, Inc.
20,549,212
2 .0
28,056
(1)
TransDigm Group, Inc.
23,654,855
2 .4
97,298
Verisk Analytics, Inc.
22,985,680
2 .3
251,394
(1)
WillScot Mobile Mini
Holdings Corp.
10,455,477
1 .0
186,253,397
18 .5
Information Technology : 21 .4%
35,516
(1)
Atlassian Corp. - Class
A
7,156,829
0 .7
260,854  Bentley Systems, Inc.
- Class B
13,084,437
1 .3
53,834
(1)
Cadence Design
Systems, Inc.
12,613,306
1 .3
164,535
(1)
Crowdstrike Holdings,
Inc. - Class A
27,539,868
2 .7
183,077
(1)
Datadog, Inc. - Class A
16,676,484
1 .7
133,253
Entegris, Inc.
12,513,789
1 .3
32,538
(1)
HubSpot, Inc.
16,024,965
1 .6
141,996
(1)(2)
Klaviyo, Inc. - Class A
4,898,862
0 .5
137,149
(1)
Lattice Semiconductor
Corp.
11,785,214
1 .2
61,915
(1)
MongoDB, Inc.
21,413,922
2 .1
32,449  Monolithic Power
Systems, Inc.
14,991,438
1 .5
29,738  Motorola Solutions,
Inc.
8,095,873
0 .8
63,500
Paycom Software, Inc.
16,463,645
1 .6
32,054  Roper Technologies,
Inc.
15,523,111
1 .5
74,599
(1)
Workday, Inc. - Class A
16,027,595
1 .6
214,809,338
21 .4
Materials : 2 .5%
108,124
Ashland, Inc.
8,831,568
0 .9
91,603
Avery Dennison Corp.
16,733,120
1 .6
25,564,688
2 .5

PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
2
Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1 .8%
216,672
Welltower, Inc.
$ 17,749,770
1 .8
Total Common Stock
(Cost $906,535,575)
981,326,663
97 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .7%
Repurchase Agreements : 0 .3%
1,000,000
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
1,000,000
0 .1
166,701
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $166,774,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $170,045, due
01/31/24-10/01/53)
166,701
0.0
1,000,000
(3)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,000,438,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
10/31/23-02/15/53)
1,000,000
0 .1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,000,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,020,000, due
10/02/23)
$ 1,000,000
0 .1
Total Repurchase
Agreements
(Cost $3,166,701)
3,166,701
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .4%
13,628,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $13,628,000) $ 13,628,000 1 .4
Total Short-Term
Investments
(Cost $16,794,701)
16,794,701
1 .7
Total Investments in
Securities
(Cost $923,330,276) $ 998,121,364 99 .4
Assets in Excess of
Other Liabilities 6,067,837 0.6
Net Assets $ 1,004,189,201 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
3
Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 981,326,663 $ — $ — $ 981,326,663
Short-Term Investments 13,628,000 3,166,701 — 16,794,701
Total Investments, at fair value $ 994,954,663 $ 3,166,701 $ — $ 998,121,364
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 130,505,515
Gross Unrealized Depreciation (55,714,427)
Net Unrealized Appreciation $ 74,791,088